Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of the Company’s bank borrowings as of June 30, 2017 and 2016:

Bank name	2017	2016

Dantu High Credit Cooperatives	$7,036,021	$7,398,144
Danyang Branch of China Construction Bank	3,309,750	3,417,886
Bank of Danyang Jiangsu Branch	3,731,894	3,887,416
Zhenjiang Branch of Shanghai Pudong Development Bank	5,826,474	5,996,866
Huaxia Bank Zhenjiang Branch	5,900,080	6,027,001
Minsheng Bank Zhenjiang Branch	3,453,224	3,540,863
Industrial and Commercial Bank of China Dantu District Branch	12,200,195	12,506,027
CITIC Bank Zhenjiang Branch	5,826,474	5,951,663
China Merchants Bank Danyang Branch	19,130,011	19,587,753
	$66,414,123	$68,313,619